Distribution Date:	09/17/26	Wells Fargo Commercial Mortgage Trust 2025-5C6
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5C6

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.

Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16
		Trustee	Computershare Trust Company, N.A.
Principal Prepayment Detail	17
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Detail	18			trustadministrationgroup@computershare.com

Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Special Servicer	Rialto Capital Advisors, LLC
Collateral Stratification and Historical Detail	20
			Attention: Liat Heller	liat.heller@rialtocapital.com
Specially Serviced Loan Detail - Part 1	21
			200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Specially Serviced Loan Detail - Part 2	22
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Modified Loan Detail	23	Representations Reviewer

Historical Liquidated Loan Detail	24		Surveillance Manager	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25

Interest Shortfall Detail - Collateral Level	26

Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95004TAA0	4.314000%	1,198,000.00	1,011,358.84	14,965.36	3,635.84	0.00	0.00	18,601.20	996,393.48	30.01%	30.00%
A-2	95004TAB8	4.702000%	75,000,000.00	75,000,000.00	0.00	293,875.00	0.00	0.00	293,875.00	75,000,000.00	30.01%	30.00%
A-3	95004TAC6	5.186000%	359,665,000.00	359,665,000.00	0.00	1,554,352.24	0.00	0.00	1,554,352.24	359,665,000.00	30.01%	30.00%
A-S	95004TAF9	5.582000%	42,808,000.00	42,808,000.00	0.00	199,128.55	0.00	0.00	199,128.55	42,808,000.00	23.13%	23.13%
B	95004TAG7	5.984000%	34,247,000.00	34,247,000.00	0.00	170,778.37	0.00	0.00	170,778.37	34,247,000.00	17.63%	17.63%
C	95004TAH5	5.830000%	26,463,000.00	26,463,000.00	0.00	128,566.08	0.00	0.00	128,566.08	26,463,000.00	13.38%	13.38%
D	95004TAL6	4.250000%	23,278,000.00	23,278,000.00	0.00	82,442.92	0.00	0.00	82,442.92	23,278,000.00	9.64%	9.64%
E-RR	95004TAN2	6.680685%	6,298,000.00	6,298,000.00	0.00	35,062.46	0.00	0.00	35,062.46	6,298,000.00	8.63%	8.63%
F-RR	95004TAQ5	6.680685%	10,119,000.00	10,119,000.00	0.00	56,334.88	0.00	0.00	56,334.88	10,119,000.00	7.00%	7.00%
G-RR	95004TAS1	6.680685%	8,561,000.00	8,561,000.00	0.00	47,661.12	0.00	0.00	47,661.12	8,561,000.00	5.63%	5.63%
H-RR	95004TAU6	6.680685%	6,227,000.00	6,227,000.00	0.00	34,667.19	0.00	0.00	34,667.19	6,227,000.00	4.63%	4.63%
J-RR	95004TAW2	6.680685%	13,231,000.00	13,231,000.00	0.00	73,660.12	0.00	0.00	73,660.12	13,231,000.00	2.50%	2.50%
K-RR*	95004TAY8	6.680685%	15,567,515.00	15,567,515.00	0.00	86,609.51	0.00	0.00	86,609.51	15,567,515.00	0.00%	0.00%
R	95004TBA9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			622,662,515.00	622,475,873.84	14,965.36	2,766,774.28	0.00	0.00	2,781,739.64	622,460,908.48

X-A	95004TAD4	1.580028%	435,863,000.00	435,676,358.84	0.00	573,650.78	0.00	0.00	573,650.78	435,661,393.48
X-B	95004TAE2	0.902293%	103,518,000.00	103,518,000.00	0.00	77,836.32	0.00	0.00	77,836.32	103,518,000.00
X-D	95004TAJ1	2.430685%	23,278,000.00	23,278,000.00	0.00	47,151.24	0.00	0.00	47,151.24	23,278,000.00
Notional SubTotal			562,659,000.00	562,472,358.84	0.00	698,638.34	0.00	0.00	698,638.34	562,457,393.48

Deal Distribution Total					14,965.36	3,465,412.62	0.00	0.00	3,480,377.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95004TAA0	844.20604341	12.49195326	3.03492487	0.00000000	0.00000000	0.00000000	0.00000000	15.52687813	831.71409015
A-2	95004TAB8	1,000.00000000	0.00000000	3.91833333	0.00000000	0.00000000	0.00000000	0.00000000	3.91833333	1,000.00000000
A-3	95004TAC6	1,000.00000000	0.00000000	4.32166666	0.00000000	0.00000000	0.00000000	0.00000000	4.32166666	1,000.00000000
A-S	95004TAF9	1,000.00000000	0.00000000	4.65166674	0.00000000	0.00000000	0.00000000	0.00000000	4.65166674	1,000.00000000
B	95004TAG7	1,000.00000000	0.00000000	4.98666657	0.00000000	0.00000000	0.00000000	0.00000000	4.98666657	1,000.00000000
C	95004TAH5	1,000.00000000	0.00000000	4.85833352	0.00000000	0.00000000	0.00000000	0.00000000	4.85833352	1,000.00000000
D	95004TAL6	1,000.00000000	0.00000000	3.54166681	0.00000000	0.00000000	0.00000000	0.00000000	3.54166681	1,000.00000000
E-RR	95004TAN2	1,000.00000000	0.00000000	5.56723722	0.00000000	0.00000000	0.00000000	0.00000000	5.56723722	1,000.00000000
F-RR	95004TAQ5	1,000.00000000	0.00000000	5.56723787	0.00000000	0.00000000	0.00000000	0.00000000	5.56723787	1,000.00000000
G-RR	95004TAS1	1,000.00000000	0.00000000	5.56723747	0.00000000	0.00000000	0.00000000	0.00000000	5.56723747	1,000.00000000
H-RR	95004TAU6	1,000.00000000	0.00000000	5.56723784	0.00000000	0.00000000	0.00000000	0.00000000	5.56723784	1,000.00000000
J-RR	95004TAW2	1,000.00000000	0.00000000	5.56723755	0.00000000	0.00000000	0.00000000	0.00000000	5.56723755	1,000.00000000
K-RR	95004TAY8	1,000.00000000	0.00000000	5.56347689	0.00376104	0.05054179	0.00000000	0.00000000	5.56347689	1,000.00000000
R	95004TBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95004TAD4	999.57178939	0.00000000	1.31612635	0.00000000	0.00000000	0.00000000	0.00000000	1.31612635	999.53745438
X-B	95004TAE2	1,000.00000000	0.00000000	0.75191097	0.00000000	0.00000000	0.00000000	0.00000000	0.75191097	1,000.00000000
X-D	95004TAJ1	1,000.00000000	0.00000000	2.02557093	0.00000000	0.00000000	0.00000000	0.00000000	2.02557093	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/26 - 08/30/26	30	0.00	3,635.84	0.00	3,635.84	0.00	0.00	0.00	3,635.84	0.00
A-2	08/01/26 - 08/30/26	30	0.00	293,875.00	0.00	293,875.00	0.00	0.00	0.00	293,875.00	0.00
A-3	08/01/26 - 08/30/26	30	0.00	1,554,352.24	0.00	1,554,352.24	0.00	0.00	0.00	1,554,352.24	0.00
X-A	08/01/26 - 08/30/26	30	0.00	573,650.78	0.00	573,650.78	0.00	0.00	0.00	573,650.78	0.00
X-B	08/01/26 - 08/30/26	30	0.00	77,836.32	0.00	77,836.32	0.00	0.00	0.00	77,836.32	0.00
X-D	08/01/26 - 08/30/26	30	0.00	47,151.24	0.00	47,151.24	0.00	0.00	0.00	47,151.24	0.00
A-S	08/01/26 - 08/30/26	30	0.00	199,128.55	0.00	199,128.55	0.00	0.00	0.00	199,128.55	0.00
B	08/01/26 - 08/30/26	30	0.00	170,778.37	0.00	170,778.37	0.00	0.00	0.00	170,778.37	0.00
C	08/01/26 - 08/30/26	30	0.00	128,566.08	0.00	128,566.08	0.00	0.00	0.00	128,566.08	0.00
D	08/01/26 - 08/30/26	30	0.00	82,442.92	0.00	82,442.92	0.00	0.00	0.00	82,442.92	0.00
E-RR	08/01/26 - 08/30/26	30	0.00	35,062.46	0.00	35,062.46	0.00	0.00	0.00	35,062.46	0.00
F-RR	08/01/26 - 08/30/26	30	0.00	56,334.88	0.00	56,334.88	0.00	0.00	0.00	56,334.88	0.00
G-RR	08/01/26 - 08/30/26	30	0.00	47,661.12	0.00	47,661.12	0.00	0.00	0.00	47,661.12	0.00
H-RR	08/01/26 - 08/30/26	30	0.00	34,667.19	0.00	34,667.19	0.00	0.00	0.00	34,667.19	0.00
J-RR	08/01/26 - 08/30/26	30	0.00	73,660.12	0.00	73,660.12	0.00	0.00	0.00	73,660.12	0.00
K-RR	08/01/26 - 08/30/26	30	724.23	86,668.06	0.00	86,668.06	58.55	0.00	0.00	86,609.51	786.81
Totals			724.23	3,465,471.17	0.00	3,465,471.17	58.55	0.00	0.00	3,465,412.62	786.81

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,480,377.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,476,496.31	Master Servicing Fee	1,333.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,126.08
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	268.01
ARD Interest	0.00	Operating Advisor Fee	1,082.76
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.41
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,476,496.31	Total Fees	11,025.14

Principal		Expenses/Reimbursements
Scheduled Principal	14,965.36	Reimbursement for Interest on Advances	58.55
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	14,965.36	Total Expenses/Reimbursements	58.55

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,465,412.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	14,965.36
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,480,377.98
Total Funds Collected	3,491,461.67	Total Funds Distributed	3,491,461.67

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	622,475,874.51	622,475,874.51	Beginning Certificate Balance	622,475,873.84
(-) Scheduled Principal Collections	14,965.36	14,965.36	(-) Principal Distributions	14,965.36
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	622,460,909.15	622,460,909.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	622,475,874.51	622,475,874.51	Ending Certificate Balance	622,460,908.48
Ending Actual Collateral Balance	622,460,909.15	622,460,909.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.67)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.67)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,000,000 or less	6	17,250,000.00	2.77%	48	6.6955	1.574493	1.30 or less	8	207,441,941.79	33.33%	47	6.5814	1.220077
4,000,001 to 7,000,000	3	16,350,000.00	2.63%	47	6.7620	1.269847	1.31 to 1.40	2	52,900,000.00	8.50%	47	6.3308	1.366295
7,000,001 to 8,000,000	2	14,350,000.00	2.31%	47	6.7131	1.583275	1.41 to 1.50	5	83,375,767.36	13.39%	47	7.2156	1.449775
8,000,001 to 9,000,000	1	8,300,000.00	1.33%	46	6.2500	1.540000	1.51 to 2.00	12	115,443,200.00	18.55%	48	6.3884	1.596664
9,000,001 to 10,000,000	2	18,873,767.36	3.03%	46	7.4547	1.537469	2.01 or greater	4	163,300,000.00	26.23%	48	6.1105	2.599094
10,000,001 to 15,000,000	2	26,237,500.00	4.22%	48	6.4567	1.376346	Totals	31	622,460,909.15	100.00%	47	6.4857	1.694892
15,000,001 to 20,000,000	3	56,000,000.00	9.00%	49	6.5943	1.514286
20,000,001 to 30,000,000	4	94,799,641.79	15.23%	46	6.7104	2.029158
30,000,001 or greater	8	370,300,000.00	59.49%	47	6.3389	1.699398
Totals	31	622,460,909.15	100.00%	47	6.4857	1.694892
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	2	7,100,000.00	1.14%	47	6.0220	1.750000
							Industrial	5	114,250,000.00	18.35%	48	6.4144	1.802867
Arkansas	1	1,117,225.00	0.18%	47	6.2280	1.720000
							Lodging	3	87,080,209.15	13.99%	46	7.4409	1.799316
California	5	132,000,000.00	21.21%	47	6.4862	1.684689
							Mixed Use	2	79,300,000.00	12.74%	47	6.2219	2.193531
Colorado	1	9,198,000.00	1.48%	48	6.2500	1.640000
							Mobile Home Park	1	8,300,000.00	1.33%	46	6.2500	1.540000
Connecticut	2	66,000,000.00	10.60%	49	6.5879	1.515152
							Multi-Family	17	113,783,538.46	18.28%	47	6.4451	1.293666
Florida	1	1,047,163.00	0.17%	47	6.2280	1.720000
							Office	4	33,116,884.00	5.32%	47	5.5614	3.273588
Georgia	1	1,292,247.00	0.21%	47	6.2280	1.720000
							Other	1	13,487,500.00	2.17%	48	6.6200	1.250000
Indiana	1	9,675,767.36	1.55%	45	8.6000	1.440000
							Retail	16	162,242,777.54	26.06%	47	6.3800	1.317331
Kansas	1	7,250,000.00	1.16%	47	7.3900	1.420000
							Self Storage	2	10,900,000.00	1.75%	47	6.3396	1.781376
Massachusetts	1	32,300,000.00	5.19%	48	4.9355	3.290000
							Totals	51	622,460,909.15	100.00%	47	6.4857	1.694892
Michigan	1	2,029,710.00	0.33%	47	6.2280	1.720000

Missouri	1	3,950,794.00	0.63%	47	6.2280	1.720000

New York	18	227,387,500.00	36.53%	47	6.4855	1.506883

North Carolina	1	8,300,000.00	1.33%	46	6.2500	1.540000

Pennsylvania	2	5,540,669.00	0.89%	47	6.7115	1.802301

Texas	7	53,227,350.79	8.55%	47	7.0589	1.711320

Washington	3	12,124,483.00	1.95%	47	6.6641	1.465391

Wisconsin	2	42,920,000.00	6.90%	48	6.3044	1.959879

Totals	51	622,460,909.15	100.00%	47	6.4857	1.694892

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.7500 or less	3	115,800,000.00	18.60%	47	5.3859	2.347470	12 months or less	13	231,235,500.00	37.15%	48	6.2202	1.827006
	5.7501 to 6.2500	4	48,893,200.00	7.85%	47	6.2060	1.678750	13 months to 24 months	18	391,225,409.15	62.85%	47	6.6426	1.616806
	6.2501 to 6.5000	4	158,250,000.00	25.42%	48	6.3144	1.579889	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.5001 to 6.7500	10	90,787,500.00	14.59%	49	6.6094	1.443551	Totals	31	622,460,909.15	100.00%	47	6.4857	1.694892
	6.7501 to 7.0000	5	98,800,000.00	15.87%	47	6.9390	1.731984
	7.0001 to 7.5000	3	77,850,000.00	12.51%	46	7.1925	1.362351
	7.5001 or greater	2	32,080,209.15	5.15%	45	8.2655	1.335242
	Totals	31	622,460,909.15	100.00%	47	6.4857	1.694892
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	55 months or less	31	622,460,909.15	100.00%	47	6.4857	1.694892	Interest Only	29	590,380,700.00	94.85%	47	6.3890	1.714435
	56 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or less	2	32,080,209.15	5.15%	45	8.2655	1.335242
	Totals	31	622,460,909.15	100.00%	47	6.4857	1.694892	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	31	622,460,909.15	100.00%	47	6.4857	1.694892
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		22	374,760,909.15	60.21%	47	6.5197	1.843704			No outstanding loans in this group
	12 months or less	9	247,700,000.00	39.79%	47	6.4343	1.469746
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	622,460,909.15	100.00%	47	6.4857	1.694892
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-1	30323466	RT	New York	NY	Actual/360	5.657%	287,407.03	0.00	0.00	N/A	08/06/30	--	59,000,000.00	59,000,000.00	09/06/26
2A-1-1	30512433	LO	New York	NY	Actual/360	6.960%	329,633.33	0.00	0.00	N/A	08/06/30	--	55,000,000.00	55,000,000.00	09/06/26
3	30323469	IN	Various	Various	Actual/360	6.313%	279,964.01	0.00	0.00	N/A	09/10/30	--	51,500,000.00	51,500,000.00	09/10/26
4A-1-1	30512568	IN	Windsor	CT	Actual/360	6.552%	112,840.00	0.00	0.00	N/A	10/06/30	--	20,000,000.00	20,000,000.00	09/06/26
4A-1-2	30512642				Actual/360	6.552%	14,105.00	0.00	0.00	N/A	10/06/30	--	2,500,000.00	2,500,000.00	09/06/26
4A-1-3	30512643				Actual/360	6.552%	14,105.00	0.00	0.00	N/A	10/06/30	--	2,500,000.00	2,500,000.00	09/06/26
4A-2-1	30512645				Actual/360	6.552%	112,840.00	0.00	0.00	N/A	10/06/30	--	20,000,000.00	20,000,000.00	09/06/26
4A-2-2	30512646				Actual/360	6.552%	14,105.00	0.00	0.00	N/A	10/06/30	--	2,500,000.00	2,500,000.00	09/06/26
4A-2-3	30512647				Actual/360	6.552%	14,105.00	0.00	0.00	N/A	10/06/30	--	2,500,000.00	2,500,000.00	09/06/26
5A-1	30323470	Various Various		NY	Actual/360	6.290%	259,986.67	0.00	0.00	N/A	08/06/30	--	48,000,000.00	48,000,000.00	09/06/26
6	30512354	MU	New York	NY	Actual/360	7.106%	287,595.61	0.00	0.00	N/A	07/05/30	--	47,000,000.00	47,000,000.00	09/05/26
7	30323472	MF	Fresno	CA	Actual/360	6.350%	251,530.56	0.00	0.00	N/A	09/06/30	--	46,000,000.00	46,000,000.00	09/06/26
8A-4-2-A	30323473	MU	Boston	MA	Actual/360	4.936%	137,276.56	0.00	0.00	N/A	09/01/30	--	32,300,000.00	32,300,000.00	09/01/26
9	30323474	RT	Manhattan Beach	CA	Actual/360	6.927%	187,894.88	0.00	0.00	N/A	08/11/30	--	31,500,000.00	31,500,000.00	09/11/26
10A-2	30323430	OF	Santa Clara	CA	Actual/360	5.327%	112,384.90	0.00	0.00	N/A	08/01/30	--	24,500,000.00	24,500,000.00	09/01/26
11	30323475	Various Various		Various	Actual/360	6.228%	130,295.16	0.00	0.00	N/A	08/11/30	--	24,295,200.00	24,295,200.00	09/11/26
12	30323476	RT	Irvine	CA	Actual/360	7.304%	148,433.51	0.00	0.00	N/A	07/06/30	--	23,600,000.00	23,600,000.00	09/06/26
13	30323477	LO	San Antonio	TX	Actual/360	8.121%	156,752.97	10,988.11	0.00	N/A	06/06/30	--	22,415,429.90	22,404,441.79	09/06/26
14	30512583	RT	Milford	CT	Actual/360	6.700%	92,311.11	0.00	0.00	N/A	10/01/30	--	16,000,000.00	16,000,000.00	09/01/26
15	30323478	98	Sayville	NY	Actual/360	6.620%	76,886.24	0.00	0.00	N/A	09/11/30	--	13,487,500.00	13,487,500.00	09/11/26
16	30323479	IN	Janesville	WI	Actual/360	6.284%	68,993.08	0.00	0.00	N/A	09/11/30	--	12,750,000.00	12,750,000.00	09/11/26
17	30323480	LO	Indianapolis	IN	Actual/360	8.600%	71,683.89	3,977.25	0.00	N/A	06/06/30	--	9,679,744.61	9,675,767.36	09/06/26
18	30512615	RT	Littleton	CO	Actual/360	6.250%	49,503.13	0.00	0.00	N/A	09/06/30	--	9,198,000.00	9,198,000.00	09/06/26
19	30323481	MH	Fayetteville	NC	Actual/360	6.250%	44,670.14	0.00	0.00	N/A	07/06/30	--	8,300,000.00	8,300,000.00	09/06/26
20	30323482	MF	Wichita	KS	Actual/360	7.390%	46,136.18	0.00	0.00	N/A	08/06/30	--	7,250,000.00	7,250,000.00	09/06/26
21	30323483	SS	Theodore	AL	Actual/360	6.022%	36,817.84	0.00	0.00	N/A	08/11/30	--	7,100,000.00	7,100,000.00	09/11/26
22A-2	30323484	RT	Los Angeles	CA	Actual/360	6.717%	37,018.13	0.00	0.00	N/A	07/06/30	--	6,400,000.00	6,400,000.00	09/06/26
23	30323485	MF	Tacoma	WA	Actual/360	6.850%	29,787.99	0.00	0.00	N/A	08/06/30	--	5,050,000.00	5,050,000.00	09/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	30323486	MF	Brooklyn	NY	Actual/360	6.730%	28,396.86	0.00	0.00	N/A	08/06/30	--	4,900,000.00	4,900,000.00	08/06/26
25	30323487	SS	Bethlehem	PA	Actual/360	6.933%	22,686.32	0.00	0.00	N/A	08/06/30	--	3,800,000.00	3,800,000.00	09/06/26
26	30323488	MF	Seattle	WA	Actual/360	6.850%	20,350.21	0.00	0.00	N/A	08/06/30	--	3,450,000.00	3,450,000.00	09/06/26
Totals							3,476,496.31	14,965.36	0.00				622,475,874.51	622,460,909.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-1	7,217,379.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,696,694.90	1,365,905.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,048,027.51	1,253,056.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,611,456.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-4-2-A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	2,086,997.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	19,542.80	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	22,235.15	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	824,398.38	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	472,851.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	0.00	0.00	--	--	--	0.00	0.00	28,386.31	28,386.31	0.00	0.00
25	0.00	498,557.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	354,914.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	22,573,558.85	6,856,680.84				0.00	0.00	28,386.31	28,386.31	41,777.95	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.485705%	6.465137%	47
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.485748%	6.465179%	48
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.485790%	6.465221%	49
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.485853%	6.465284%	50
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.485894%	6.465325%	51
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.485956%	6.465388%	52
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.485997%	6.465428%	53
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.486100%	6.465532%	54
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.486140%	6.465571%	55
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.486179%	6.465610%	56
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.486239%	6.465671%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
24	30323486	08/06/26	0	B	28,386.31	28,386.31	0.00	4,900,000.00
Totals					28,386.31	28,386.31	0.00	4,900,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		556,460,909	556,460,909		0	0
49 - 60 Months		66,000,000	66,000,000		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	622,460,909	622,460,909	0	0	0	0
Aug-26	622,475,875	622,475,875	0	0	0	0
Jul-26	622,490,734	622,490,734	0	0	0	0
Jun-26	622,512,815	622,512,815	0	0	0	0
May-26	622,527,414	622,527,414	0	0	0	0
Apr-26	622,549,243	622,549,243	0	0	0	0
Mar-26	622,563,586	622,563,586	0	0	0	0
Feb-26	622,599,862	622,599,862	0	0	0	0
Jan-26	622,613,846	622,613,846	0	0	0	0
Dec-25	622,627,732	622,627,732	0	0	0	0
Nov-25	622,648,877	622,648,877	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	58.55	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	58.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			58.55

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27